Related Party Transactions - Schedule of Compensation For Key Management (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 30, 2021	Apr. 30, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Management fees	$ 64	$ 179
Salaries and other short-term benefits	1,949	2,052
Severance (included in salaries)	266
Share-based payments	1,466	632
Director compensation (included in salaries)	147
Related party transaction, due from (to) related party	$ 3,892	$ 2,863